Schedule of Investments
May 31, 2026 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 99.82%

Aircraft - 0.24%
Boeing Co. (2)	785		181,453

Beverages - 0.56%
The Coca-Cola Co.	4,325		341,718
PepsiCo, Inc.	595		85,793

			427,511

Biological Products - 0.15%
Amgen, Inc.	350		117,877

Bottled & Canned Soft Drinks Carbonated Waters - 0.84%
Monster Beverage Corp. (2)	7,330		645,626

Computer Communications Equipment - 1.32%
Arista Networks, Inc. (2)	1,660		264,720
Cisco Systems, Inc.	6,205		747,206

			1,011,926

Computer Peripheral Equipment - 0.58%
Palo Alto Networks, Inc. (2)	1,580		445,070

Computer Storage Devices - 0.32%
SanDisk Corp. (2)	145		245,772

Construction Machinery & Equipment - 0.42%
Caterpillar, Inc. (2)	365		319,693

Electrical Work - 0.42%
Comfort Systems USA, Inc.	175		319,937

Electronic & Other Electrical Equipment - 0.45%
General Electric Co. (2)	1,065		344,804

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.35%
GE Vernova, Inc. (2)	280		271,130

Electronic Computers - 5.45%
Apple, Inc.	13,360		4,169,122

Electronic Connectors - 0.24%
Amphenol Corp. Class A (2)	1,230		182,975

Energy & Energy Services - 0.22%
Nextpower, Inc. (2)	1,090		170,476

Finance Services - 4.69%
American Express Co.	10,200		3,227,994
Bank of America Corp.	6,085		313,986
LPL Financial Holdings Inc.	165		45,172

			3,587,152

Fire, Marine & Casualty Insurance - 3.55%
Berkshire Hathaway, Inc. Class B (2)	3,715		1,762,693
Chubb Ltd.	1,085		338,227
Palomar Holdings, Inc. (2)	615		65,830
Skyward Specialty Insurance Group, Inc. (2)	1,280		56,474
The Hanover Insurance Group, Inc.	910		169,442
The Progressive Corp.	1,695		322,728

			2,715,393

Hospital & Medical Service Plans - 0.21%
Cigna Corp.	575		159,505

Hotels & Motels - 0.47%
Hilton Worldwide Holdings, Inc.	430		140,894
Marriott International, Inc.	590		221,604

			362,498

Insurance Agents, Brokers & Service - 0.81%
Hartford Insurance Group, Inc.	955		121,409
Mercury General Corp.	5,110		500,933

			622,342

Medical Instruments & Supplies - 0.13%
Intuitive Surgical, Inc. (2)	235		99,790

Motor Vehicles & Passenger Car Bodies - 1.85%
Tesla, Inc. (2)	3,255		1,418,496

National Commercial Banks - 1.55%
JPMorgan Chase & Co.	3,970		1,188,261

Optical Instruments & Lenses - 0.28%
KLA Corp.	110		211,388

Pharmaceutical Preparations - 4.61%
AbbVie, Inc.	1,235		268,884
Eli Lilly and Co.	1,760		1,944,800
Johnson & Johnson	1,940		437,140
Vertex Pharmaceuticals, Inc. (2)	1,950		872,703

			3,523,527

Radio & Tv Broadcasting & Communications - 0.22%
Qualcomm, Inc. (2)	675		169,439

Radio Telephone Communications - 0.17%
T-Mobile US, Inc.	685		128,458

Retail - Auto & Home Supply Stores- 0.69%
O'Reilly Automotive, Inc. (2)	6,075		527,796

Retail - Building Materials, Hardware, Garden Supply - 0.30%
The Sherwin Williams Co.	745		226,361

Retail -Catalog & Mail-Order Houses - 5.48%
Amazon.com, Inc. (2)	15,480		4,189,507

Retail - Eating & Drinking Places - 0.38%
McDonald's Corp.	1,030		287,576

Retail - Family Clothing Stores - 0.18%
The TJX Cos., Inc.	880		136,180

Retail-Variety Stores - 6.97%
Costco Wholesale Corp.	1,135		1,085,423
Walmart, Inc.	36,690		4,246,868

			5,332,291

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.43%
CME Group, Inc. Class A	660		180,536
Intercontinental Exchange, Inc.	995		147,111

			327,647

Security Brokers, Dealers & Flotation Companies - 2.14%
BlackRock, Inc.	190		198,907
Charles Schwab Corp.	1,760		153,736
Interactive Brokers Group, Inc.	4,160		361,795
Jefferies Financial Group, Inc.	1,865		98,323
Morgan Stanley	1,695		352,560
Robinhood Markets, Inc. (2)	2,725		256,968
SEI Investments Co. (2)	1,320		116,002
Stifel Financial Corp.	1,410		98,912

			1,637,202

Semiconductors & Related Devices - 15.49%
Advanced Micro Devices, Inc. (2)	1,155		596,096
Analog Devices, Inc. (2)	315		130,363
Applied Materials, Inc.	890		400,553
Broadcom, Inc.	7,590		3,390,984
Intel Corp. (2)	5,565		638,194
Micron Technology, Inc.	1,660		1,611,860
NVIDIA Corp.	23,015		4,859,387
Texas Instruments, Inc.	735		224,675

			11,852,112

Services - Business Services - 6.04%
Fleetcor Technologies, Inc. (2)	795		287,631
Mastercard, Inc. Class A	3,635		1,795,617
MSCI, Inc.	235		148,374
Visa, Inc. Class A	7,325		2,390,587

			4,622,210

Services-Computer Processing & Data Preparation- 0.27%
Reddit, Inc.	1,165		205,040

Services - Computer Programming, Data Processing, Etc. - 15.89%
Alphabet, Inc. Class A	19,645		7,471,779
AppLovin Corp. Class A (2)	1,955		1,198,591
Meta Platforms, Inc. Class A	5,515		3,488,293

			12,158,663

Services - Consumer Credit Reporting, Collection Agencies- 1.78%
Moody's Corp.	1,155		523,504
S&P Global, Inc.	1,985		841,640

			1,365,144

Services - Prepackaged Software - 8.60%
Cadence Design Systems, Inc. (2)	180		67,487
CrowdStrike Holdings, Inc. Class A (2)	1,130		826,030
Microsoft Corp.	7,395		3,329,525
Oracle Corp.	5,315		1,200,021
Palantir Technologies, Inc. Class A (2)	2,405		376,479
Paycom Software, Inc.	1,665		232,551
Salesforce, Inc.	610		116,571
ServiceNow, Inc. (2)	3,475		432,186

			6,580,849

Services - Video Tape Rental - 3.11%
Netflix, Inc. (2)	27,650		2,378,453

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.60%
Ecolab, Inc.	495		126,720
The Procter & Gamble Co.	2,325		333,777

			460,497

Special Industry Machinery, NEC - 0.48%
Lam Research Corp.	1,155		367,498

Surgical & Medical Instruments & Apparatus - 0.09%
Stryker Corp.	230		70,171

Transportation Services- 0.78%
Booking Holdings, Inc.	3,575		598,562

Total Common Stock	(Cost $ 36,267,938)		76,363,379

Money Market Registered Investment Companies (3) - 0.19%

Goldman Sachs Trust - Goldman Sachs Financial Square Treasury Instruments Fund - 3.47%	148,844		148,844

Total Money Market Registered Investment Companies	(Cost $ 148,844)		148,844

Total Investments - 100.01%	(Cost $ 36,416,782)		76,512,223

Liabilities Less Other Assets - (0.01%)			(9,362)

Total Net Assets - 100.00%			76,502,861

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$76,512,223	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$76,512,223		$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield on May 31, 2026.